Debt (Senior Notes) (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior Notes 2017 Senior Notes	Dec. 31, 2011 Senior Notes 2017 Senior Notes	May 12, 2010 Senior Notes 2017 Senior Notes	Dec. 31, 2012 Senior Notes 2020 Senior Notes	Dec. 31, 2011 Senior Notes 2020 Senior Notes	Jul. 30, 2010 Senior Notes 2020 Senior Notes	May 12, 2010 Senior Notes 2020 Senior Notes	Dec. 31, 2012 Senior Notes 2018 Senior Notes	Dec. 31, 2011 Senior Notes 2018 Senior Notes	Nov. 09, 2010 Senior Notes 2018 Senior Notes	Dec. 31, 2012 Senior Notes 2023 Senior Notes	Dec. 12, 2012 Senior Notes 2023 Senior Notes	Dec. 31, 2011 Senior Notes 2023 Senior Notes	Dec. 31, 2012 Interest Rate Contract 2018 Senior Notes	Nov. 30, 2010 Loans Payable U.S. Tranche B Term Loans	May 31, 2010 Loans Payable U.S. Tranche B Term Loans	Sep. 30, 2010 Loans Payable U.S. Tranche A Term Loans	Dec. 31, 2012 Redeemable Prior to Maturity Senior Notes 2023 Senior Notes
Debt Instrument [Line Items]
Face value						$ 550,000,000			$ 300,000,000	$ 700,000,000			$ 800,000,000		$ 750,000,000
Stated interest rate				7.625%		7.625%	7.875%			7.875%	6.00%		6.00%		3.125%
Issue price of notes percentage									105.50%
Effective yield to maturity									7.087%
Long-term debt	5,431,948,000	5,168,226,000		550,000,000	550,000,000		1,013,372,000	1,014,643,000			826,974,000	818,774,000		748,452,000		0	500,000,000
Premium on debt							13,400,000
Equivalent percentage of redeemed amount				100.00%			100.00%				100.00%			100.00%
Percentage redeemable of the aggregate principal amount				35.00%			35.00%				35.00%
Percentage offered to repurchase in case of change of control events				101.00%			101.00%				101.00%
Discount on debt											9,700,000			1,500,000
Fair value adjustment											36,600,000
Debt instrument, interest rate at period end																	3.27%
Repayment of long-term debt	$ 1,990,796,000	$ 1,644,198,000	$ 2,115,402,000															$ 800,000,000	$ 1,000,000,000	$ 300,000,000
Debt instrument, basis spread on variable rate																					0.20%